Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2005 Fund	May 30, 2023
Fidelity Freedom 2005 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.85%)
Past 5 years	1.91%
Past 10 years	3.76%
Fidelity Freedom 2005 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.54%)
Past 5 years	0.21%
Past 10 years	2.35%
Fidelity Freedom 2005 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.53%)
Past 5 years	1.12%
Past 10 years	2.58%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0556
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.18%
Past 10 years	3.92%